Business combination (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Sep. 01, 2021	May 04, 2021	Jan. 25, 2021
Disclosure of detailed information about business combination [line items]
Total assets	$ 221,494	$ 393,867
Total liabilities	$ 110,608	$ 124,090
Carta [member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalent					$ 2,101
Prepaids, and other receivables and assets					1,693
Property and equipment					270
Right-of-use assets					316
Goodwill					35,893
Total assets					59,601
Accounts payable, accruals & other					4,485
Lease liabilities					316
Total liabilities					4,801
Net assets acquired at fair value					54,800
Equity interests of acquirer					54,800
Total consideration transferred					54,800
Carta [member] | Technology assets [member]
Disclosure of detailed information about business combination [line items]
Intangible assets					12,900
Carta [member] | Customer relationships [member]
Disclosure of detailed information about business combination [line items]
Intangible assets					4,800
Carta [member] | Software licenses [member]
Disclosure of detailed information about business combination [line items]
Intangible assets					628
Carta [member] | Brand [member]
Disclosure of detailed information about business combination [line items]
Intangible assets					$ 1,000
Moka [member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalent				$ 4,377
Prepaids, and other receivables and assets				2,455
Property and equipment				59
Goodwill				33,517
Total assets				59,108
Accounts payable, accruals & other				5,293
Deferred tax liabilities				2,100
Total liabilities				7,393
Net assets acquired at fair value				51,715
Equity interests of acquirer				47,207
Cash consideration				4,508
Total consideration transferred				51,715
Moka [member] | Technology assets [member]
Disclosure of detailed information about business combination [line items]
Intangible assets				8,100
Moka [member] | Customer relationships [member]
Disclosure of detailed information about business combination [line items]
Intangible assets				4,100
Moka [member] | Regulatory licenses [member]
Disclosure of detailed information about business combination [line items]
Intangible assets				$ 6,500
Fortification [member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalent			$ 13
Prepaids, and other receivables and assets			628
Goodwill			702
Total assets			1,643
Accounts payable, accruals & other			23
Deferred tax liabilities			80
Total liabilities			103
Net assets acquired at fair value			1,540
Equity interests of acquirer			396
Cash consideration			1,144
Total consideration transferred			1,540
Fortification [member] | Regulatory licenses [member]
Disclosure of detailed information about business combination [line items]
Intangible assets			$ 300